Restructuring and Related Charges (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning of the period		$ 3,542	$ 13,217	$ 1,814
Restructuring charges related to VSP		11,085	32,392	29,959
Charges related to other initiatives	$ 10,773		12,294	13,100
Write-off charge and other non‑cash activity	(663)		(727)	(166)
Cash payments	(13,280)		(41,432)	(18,403)
Other adjustments	26		92	13
Restructuring reserve, end of the period	710	$ 710	3,542	13,217
Voluntary Separation Plan (VSP)
Restructuring Reserve [Roll Forward]
Restructuring charges related to VSP	$ 312		$ 20,098	$ 16,859